Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

The Company has evaluated subsequent events through November 27, 2023, the date the Unaudited Condensed Financial Statements were available to be issued, and has determined that there were no other events, other than what is disclosed in Notes 2 and 6 and below, which occurred requiring disclosure in or adjustments to the Unaudited Condensed Financial Statements.

In November 2023, the Company issued a total of 14,859 additional shares and 10,321 warrants to investors who subscribed to purchase shares of Series B-1 Preferred Stock.

12. Subsequent Events

The Company has evaluated subsequent events through April 28, 2023, the date the Financial Statements were available to be issued, and has determined that there were no other events, other than what is disclosed below, which occurred requiring disclosure in or adjustments to the Financial Statements.

In January 2023, the Company entered into an Agreement Regarding Right of First Negotiation (“ROFN Agreement”) with its Parent, FibroGenesis. In exchange for FibroGenesis’ consent to amend the Certificate of Incorporation to a) eliminate upon IPO, Direct Listing, or Sale of the Company the Series “A” Preferred Stock $35,000 thousand liquidation preference, b) make the Series “B” Preferred Stock liquidation preference equal to Series “A” Preferred Stock, and c) to provide that upon IPO, Direct Listing, or Sale of the Company Series “A” Preferred Stock will be canceled for no consideration, FibroBiologics will agree to pay to FibroGenesis 15% of the gross proceeds from any equity investments in FibroBiologics prior to an IPO, Direct Listing or Sale of the Company. In addition, FibroBiologics will receive a five-year right of first negotiation if FibroGenesis decides to license externally any of its technology. In January 2023, the Company amended its Certificate of Incorporation to reflect these changes and paid $323 thousand to FibroGenesis for 15% of the gross proceeds from equity issued by the Company in December 2022.

In January 2023, the Company launched a campaign to raise up to $5,000 thousand by selling Series “B” Preferred Stock through a Regulation CF offering, which was oversubscribed. This offering has closed with $4,990 thousand raised and the Company has received net proceeds of $4,230 thousand to date. The Company is in the process of receiving the remaining proceeds from this offering and anticipates issuing 867,913 shares when the final distributions are received and reconciled. Pursuant to the ROFN Agreement, the Company has paid $634 thousand (15%) of these proceeds to FibroGenesis in March 2023 and expects to pay an additional $114 thousand to FibroGenesis in April 2023 after the final distributions are received.

In January 2023, the Company extended for an additional six months its remaining lease for temporary lab and office space.

In February 2023, the Company converted the principal and interest on $3,700 thousand of principal value of the 2022 Notes into 799,603 shares of Series “B” Preferred Stock.

In March 2023, the Company sold an additional 1,680,084 shares of Series “B” Preferred Stock for $10,325 thousand in a private placement. Pursuant to the ROFN Agreement, the Company has paid $1,549 thousand (15%) of these proceeds to FibroGenesis.

In April 2023, the Company amended its Certificate of Incorporation to authorize 10,000,000 shares of Common Stock, increase the number of authorized Series “B” Preferred Stock shares up to 5,000,000 shares, and to authorize 5,000,000 shares of Series “B-1” Preferred Stock with liquidation preference equal to the Series “A” and “B” Preferred Stock. The Company also converted the principal and interest on $1,600 thousand of principal value of the 2021 Notes and $300 thousand of principal value on the 2022 Notes into 353,713 shares of Series “B” Preferred Stock and sold 8,388 shares of Series “B-1” Preferred Stock for $153 thousand in a private placement. Pursuant to the ROFN Agreement, the Company will pay $23 thousand (15%) of these proceeds to FibroGenesis in April 2023.

In April 2023, FibroGenesis repaid in full the $300 thousand Parent company receivable.